245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 1, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Massachusetts Municipal Trust (the trust): File Nos. 002-75537 and 811-03361

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Fidelity Massachusetts Municipal Income Fund

Fidelity Massachusetts Municipal Money Market Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust